Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Debt Instrument
Insurance premium received on behalf of insurance company	$ 3,659	¥ 23,591	¥ 20,035
Other tax payables	386	2,489	3,312
Accrued salaries, bonus and welfare expenses	2,690	17,343	21,026
Accrued consultancy and professional fees	558	3,601	3,287
Accrued interest on convertible notes			26,017
Payable for property, plant and equipment	174	1,119	694
Other payables	2,040	13,161	13,010
Total accrued expenses and other payables	$ 9,507	¥ 61,304	¥ 87,381
Convertible notes
Debt Instrument
Interest rate	7.00%	7.00%	7.00%